General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General [Line Items]
Number of reportable segments	1
Minimum net proceeds	$ 5,000
Goodwill	23,206	22,518	3,792
Earn-out consideration	1,428	4,048
Frisk Software, Inc. [Member]
General [Line Items]
Date of acquisition	Oct. 01, 2012
Purchase price	4,915
Cash paid	2,200
Equity instruments paid	1,678
Contingent cash consideration payable	76
Additional contingent consideration	51
Annual rates of amortization	8.00%
Intangibles	2,250
Goodwill	3,501
Frisk Software, Inc. [Member] | Ordinary shares [Member]
General [Line Items]
Number of shares authorized	750,000
Eleven GMBH [Member]
General [Line Items]
Date of acquisition	Nov. 16, 2012
Purchase price	22,293
Cash paid	11,543
Equity instruments paid	1,832
Contingent cash consideration payable	3,918
Additional contingent consideration	3,943
Annual rates of amortization	10.00%
Intangibles	9,100
Goodwill	14,732
Earn-out consideration	$ 2,879
Eleven GMBH [Member] | Ordinary shares [Member]
General [Line Items]
Number of shares authorized	806,750